Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt [Abstract]
Schedule of Indebtedness to Third Parties

Indebtedness to third parties consists of the following:

	June 30, 2026	December 31, 2025
Current Credit Facility – Revolver	$18,683,000	$17,618,000
Current Credit Facility – Term Loan	5,331,000	5,855,000
Solar Credit Facility	957,000	971,000
Finance lease obligations	666,000	784,000
Loans Payable – financed assets	1,000	5,000
Subtotal	25,638,000	25,233,000
Less: Current portion	(24,217,000)	(23,721,000)
Long-Term Portion	$1,421,000	$1,512,000

Indebtedness to third parties consists of the following:

	December 31, 2025	December 31, 2024
Revolving loan to Webster Bank (“Webster”)	$17,618,000	$12,905,000
Term loan, Webster	5,855,000	5,225,000
CT Green Bank Loan	971,000	970,000
Finance lease obligations	784,000	1,007,000
Loans Payable – financed assets	5,000	14,000
Subtotal	25,233,000	20,121,000
Less: Current portion	(23,721,000)	(18,362,000)
Long Term Portion	$1,512,000	$1,759,000

Schedule of Payments Due Under the Term Loan

The below table shows the timing of payments due under the Term Loan:

For the year ending	Amount
December 31, 2026 (remainder of year)	$5,331,000
Term Loan payable	5,331,000
Less: Current portion of Term Loan payable	(5,331,000)
Total long-term portion of Term Loan payable	$—

The below table shows the timing of payments due under the Term Loan:

For the year ending	Amount
December 31, 2026	$5,855,000
Term Loan payable	5,855,000
Less: Current portion of Term Loan payable	(5,855,000)
Total long-term portion of Term Loan payable	$—

Schedule of Finance Lease Obligations	The leases have an average imputed interest rate of 7.43% per annum and are payable monthly with the final payments due between September of 2026 and May of 2030.
	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Finance Lease cost:
Amortization of ROU assets	$49,000	$49,000	$98,000	$98,000
Interest on lease liabilities	13,000	18,000	27,000	36,000
Total lease Costs	$62,000	$67,000	$125,000	$134,000

Other Information:
Cash Paid for amounts included in the measurement lease liabilities:
Financing cash flow from finance lease obligations	$60,000	$55,000	$118,000	$109,000

Supplemental disclosure of non-cash activity
Acquisition of finance lease asset	$—	$—	$—	$—
	June 30, 2026	December 31, 2025
Weighted Average Remaining Lease Term – in years	3.6	4.8
Weighted Average Discount rate – %	7.43%	7.44%
Interest expense related to the finance leases amounted to approximately $66,000 and $73,000 for the years ended December 31, 2025 and 2024, respectively
	Year Ended
	December 31, 2025	December 31, 2024
Finance Lease cost:
Amortization of ROU assets	$197,000	$176,000
Interest on lease liabilities	66,000	73,000
Total lease Costs	$263,000	$249,000
Other Information:
Cash Paid for amounts included in the measurement lease liabilities:
Financing cash flow from finance lease obligations	$223,000	$196,000

Supplemental disclosure of non-cash activity
Acquisition of finance lease asset	$—	$319,000
	December 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term – in years	4.1	4.8
Weighted Average Discount rate – %	7.43%	7.44%

Schedule of Future Minimum Finance Lease Payments

As of June 30, 2026, the aggregate future minimum finance lease payments, including imputed interest are as follows:

For the year ending	Amount
December 31, 2026 (remainder of year)	$120,000
December 31, 2027	190,000
December 31, 2028	190,000
December 31, 2029	191,000
December 31, 2030	74,000
Total future minimum finance lease payments	765,000
Less: imputed interest	(99,000)
Less: Current portion	(173,000)
Long-term portion	$493,000

As of December 31, 2025, the aggregate future minimum finance lease payment, including imputed interest are as follows:

For the year ending	Amount
December 31, 2026	$266,000
December 31, 2027	190,000
December 31, 2028	190,000
December 31, 2029	190,000
December 31, 2030	74,000
Total future minimum finance lease payments	$910,000
Less: imputed interest	(126,000)
Less: Current portion	(215,000)
Long-term portion	$569,000

Schedule of Annual Maturities

Annual maturities of this loan are as follows:

For the year ending	Amount
December 31, 2026 (remainder of year)	$1,000
Loans Payable – financed assets	1,000
Less: Current portion	(1,000)
Long-term portion	$—
Annual maturities of this loan are as follows:
For the year ending	Amount
December 31, 2026	5,000
Loans Payable – financed assets	5,000
Less: Current portion	(5,000)
Long-term portion	$—

Schedule of Related Party Notes Outstanding

The Related Party Notes outstanding as of June 30, 2026 and December 31, 2025 consist of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,416,000	$1,905,000	$—	$4,321,000
Subordinated Notes	—	550,000	—	550,000
Total	$2,416,000	$2,455,000	$—	$4,871,000

The Related Party Notes outstanding as of December 31, 2025 consists of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,416,000	$1,905,000	$—	$4,321,000
Subordinated Notes	—	550,000	—	550,000
Total	$2,416,000	$2,455,000	$—	$4,871,000

The Related Party Notes outstanding as of December 31, 2024 consist of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,666,000	$1,905,000	$241,000	$4,812,000
Subordinated Notes	800,000	550,000	—	1,350,000
Total	$3,466,000	$2,455,000	$241,000	$6,162,000